BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
BASIS OF PREPARATION [Text Block]
2.	BASIS OF PREPARATION

(a)	Statement of compliance

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared under the historical cost basis, except for financial instruments classified as available-for-sale (“AFS”) and fair value through profit or loss(“FVTPL”). These consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(b)	Basis of presentation and consolidation

The consolidated financial statements include the accounts of the Company and its integrated wholly owned subsidiaries, Kelso Technologies (USA) Inc., Kel-Flo Industries Inc. (formerly Kelso Innovative Solutions Inc.) and KIQ Industries Inc., which are all Nevada, USA, corporations. KIQ X Industries Inc. is a British Columbia company incorporated on December 12, 2017. Intercompany transactions and balances have been eliminated on consolidation. A subsidiary is consolidated from the date upon which control is acquired by the Company and all material intercompany transactions and balances have been eliminated on consolidation.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

(c)	Functional and presentation currency

The functional and presentation currency of the Company and its subsidiaries is the US dollar (“USD”).

(d)	Significant management judgments and estimation uncertainty

The preparation of consolidated financial statements in conformity with IFRS requires the Company’s management to undertake a number of judgments, estimates and assumptions that affect amounts reported in the consolidated financial statements and notes thereto. Actual amounts may ultimately differ from these estimates and assumptions. The Company reviews its estimates and underlying assumptions on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and may impact future periods.

Significant management judgments

The following are significant management judgments in applying the accounting policies of the Company that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses:

(i)	Income taxes

The extent to which deferred tax assets can be recognized is based on an assessment of the probability of the Company generating future taxable income against which the deferred tax assets can be utilized. In addition, significant judgment is required in classifying transactions and assessing probable outcomes of tax positions taken, and in assessing the impact of any legal or economic limits or uncertainties in various tax jurisdictions.

(ii)	Functional currency

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined its functional currency and that of its subsidiaries is the USD. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions that determined the primary economic environment.

(iii)	Assessment of a transaction as an asset acquisition or business combination

Management applied judgments relating to the acquisition of intellectual property to assess if the acquisition was a business combination or an asset acquisition. Management applied a three-element process to determine whether a business or an asset was purchased, considering inputs, processes and outputs of each acquisition in order to reach a conclusion (Note 8).

(iv)	Research and development expenditures

The application of the Company’s accounting policy for research and development expenditures requires judgment in determining whether an activity is determined to be research or development, and if deemed to be development, whether it is probable that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions may change if new information becomes available. If new information becomes available indicating that it is unlikely that future economic benefits will flow to the Company, the amount capitalized is written off to profit or loss in the period the new information becomes available.

(v)	Going concern assumption

The assessment of whether the going concern assumption is appropriate requires management to take into account all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period.

Estimation uncertainty

Information about estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses is provided below. Actual results may be substantially different.

(i)	Impairment of long-lived assets

Long-lived assets consist of intangible assets and property, plant and equipment.

At the end of each reporting period, the Company reviews the carrying amounts of its long-lived assets to determine whether there is any indication that the carrying amount is not recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When an individual asset does not generate independent cash flows, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value is determined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

(ii)	Useful lives of depreciable assets

The Company reviews its estimate of the useful lives of depreciable assets at each reporting date, based on the expected utilization of the assets. Uncertainties in these estimates relate to technical obsolescence that may change the utilization of certain intangible assets and equipment.

(iii)	Inventories

The Company estimates the net realizable value of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices. A change to these assumptions could impact the Company’s inventory valuation and impact gross margins.

(iv)	Share-based expense

The Company grants share-based awards to certain officers, employees, directors and other eligible persons. For equity settled awards, the fair value is charged to the consolidated statement of operations and comprehensive income (loss) and credited to the reserves, over the vesting period using the graded vesting method, after adjusting for the estimated number of awards that are expected to vest.

The fair value of the equity-settled awards is determined at the date of the grant using the Black-Scholes option pricing model. Option pricing models require the input of highly subjective assumptions, including the expected volatility and expected life of the options. Changes in these assumptions can materially affect the fair value estimate, and therefore, the existing models do not necessarily provide a reliable measure of the fair value of the Company’s stock options.

(v)	Allowance for credit losses

The Company provides for doubtful debts by analyzing the historical default experience and current information available about a customer’s credit worthiness on an account by account basis. Uncertainty relates to the actual collectability of customer balances that can vary from the Company’s estimation. At December 31, 2017, the Company has setup an allowance for doubtful accounts of $82,042 (2016 - $nil).

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

(e)	Approval of the consolidated financial statements

The consolidated financial statements of Kelso Technologies Inc. for year ended December 31, 2017 were approved and authorized for issue by the Board of Directors on March 27, 2018.

(f)	New accounting standards issued but not yet effective

The standards listed below include only those which the Company reasonably expects may be applicable to the Company at a future date. The Company is currently assessing the impact of these future standards on the consolidated financial statements.

IF RS 9 Financial Instruments

IFRS 9 wi ll replace IAS 39 Financial Instruments: Recognition and Measurement and IFRIC 9 Rea ssessment of Embedded Derivatives . The final version of this new standard supersedes the requirements of earlier versions of IFRS 9.

The main features introduced by this new standard compared with predecessor IFRS are as follows:

•	Classification and measurement of financial assets:

Debt instruments are classified and measured on the basis of the entity's business model for managing the asset and its contractual cash flow characteristics as either: “Amortized cost”, “Fair value through other comprehensive income” or “Fair value through profit or loss” (default). Equity instruments are classified and measured as “Fair value through profit or loss” unless upon initial recognition elected to be classified as “Fair value through other comprehensive income”.

•	Classification and measurement of financial liabilities:

When an entity elects to measure a financial liability at fair value, gains or losses due to changes in the entity’s own credit risk is recognized in other comprehensive income (as opposed to previously profit or loss).

•	Impairment of financial assets:

An expected credit loss impairment model replaced the incurred loss model and is applied to financial assets at “Amortized cost” or “Fair value through other comprehensive income”, lease receivables, contract assets or loan commitments and financial guarantee contracts. An entity recognizes 12-month expected credit losses if the credit risk of a financial instrument has not increased significantly since initial recognition, and lifetime expected credit losses otherwise.

•	Hedge accounting:

Hedge accounting remains a choice, however is now available for a broader range of hedging strategies. Voluntary termination of a hedging relationship is no longer permitted. Effectiveness testing now needs to be performed prospectively only. Entities may elect to continue applying IAS 39 hedge accounting on adoption of IFRS 9 (until the IASB has completed its separate project on the accounting for open portfolios and macro hedging).

Applicable to the Company’s annual period beginning January 1, 2018.

IFRS 2 Share-based Payment

The amendments provide guidance on the accounting for:

•	the effects of vesting and non-vesting conditions on the measurement of cash- settled share-based expenses;
•	share-based expense transactions with a net settlement feature for withholding tax obligations; and
•	a modification to the terms and conditions of a share-based expense that changes the classification of the transaction from cash-settled to equity-settled.

Applicable to the Company’s annual period beginning January 1, 2018.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 provides a single, principles based five-step model to be applied to all contracts with customers.

The five steps in the model are as follows:

•	Identify the contract with the customer
•	Identify the performance obligations in the contract
•	Determine the transaction price
•	Allocate the transaction price to the performance obligations in the contracts
•	Recognize revenue when (or as) the entity satisfies a performance obligation.

Guidance is provided on topics such as the point in which revenue is recognized, accounting for variable consideration, costs of fulfilling and obtaining a contract and various related matters. New disclosures about revenue are also introduced.

Applicable to the Company’s annual period beginning on January 1, 2018.

IFRS 16 Leases

This new standard sets out the principles for the recognition, measurement, presentation and disclosure of leases for both the lessee and the lessor. The new standard introduces a single lessee accounting model that requires the recognition of all assets and liabilities arising from a lease.

The main features of the new standard are as follows:

•	An entity identifies as a lease a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
•

A lessee recognizes an asset representing the right to use the leased asset, and a liability for its obligation to make lease payments. Exceptions are permitted for short- term leases and leases of low-value assets.

•

A lease asset is initially measured at cost, and is then depreciated similarly to property, plant and equipment. A lease liability is initially measured at the present value of the unpaid lease payments.

•	A lessee presents interest expense on a lease liability separately from depreciation of a lease asset in the statement of profit or loss and other comprehensive income.
•	A lessor continues to classify its leases as operating leases or finance leases, and to account for them accordingly.
•	A lessor provides enhanced disclosures about its risk exposure, particularly exposure to residual-value risk.

Applicable to the Company’s annual period beginning January 1, 2019.